ICA File Number:  811-6173
UBS Municipal Money Market Series
51 West 52nd Street
New York, New York 10019-6114
21-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 6/30
Reporting Period: 07/01/2003 - 06/30/2004



================UBS RMA New Jersey Municipal Money Market Fund==================

Invests exclusively in non-voting securities


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series


By:______/s/ Joseph Varnas________________
   Joseph Varnas
   President


Date: 8/27/04